EARNINGS PER SHARE - Narrative (Details) - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Ordinary shares
Earnings per share [line items]
Number of instruments that are antidilutive in period presented	164,263	217,439
RSUs
Earnings per share [line items]
Number of instruments that are antidilutive in period presented	146,826	7,378